UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09837

Investment Company Act File Number

Tax-Managed Multi-Cap Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Growth Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 1.1%
Raytheon Co.	8,944	$1,771,180

		$1,771,180

Air Freight & Logistics — 1.0%
FedEx Corp.	6,484	$1,594,221

		$1,594,221

Auto Components — 1.7%
Aptiv PLC	24,507	$2,403,401
Delphi Technologies PLC	8,169	368,994

		$2,772,395

Banks — 1.2%
KeyCorp	95,340	$1,989,746

		$1,989,746

Beverages — 2.4%
Coca-Cola Co. (The)	29,800	$1,389,574
Constellation Brands, Inc., Class A	12,006	2,524,021

		$3,913,595

Biotechnology — 3.7%
Alkermes PLC(1)	35,020	$1,535,627
Celgene Corp.(1)	14,768	1,330,449
Vertex Pharmaceuticals, Inc.(1)	18,054	3,160,353

		$6,026,429

Building Products — 0.6%
Fortune Brands Home & Security, Inc.	17,343	$1,005,894

		$1,005,894

Capital Markets — 4.0%
Charles Schwab Corp. (The)	68,069	$3,475,603
Goldman Sachs Group, Inc. (The)	7,398	1,756,507
S&P Global, Inc.	5,966	1,195,825

		$6,427,935

Chemicals — 2.6%
Celanese Corp., Series A	14,828	$1,751,335
Ecolab, Inc.	10,051	1,414,176
Sherwin-Williams Co. (The)	2,433	1,072,296

		$4,237,807

Communications Equipment — 1.2%
Palo Alto Networks, Inc.(1)	9,985	$1,979,626

		$1,979,626

Security	Shares	Value
Electrical Equipment — 2.7%
AMETEK, Inc.	34,300	$2,668,540
Rockwell Automation, Inc.	9,180	1,721,801

		$4,390,341

Food & Staples Retailing — 0.8%
US Foods Holding Corp.(1)	37,013	$1,251,410

		$1,251,410

Food Products — 1.6%
Mondelez International, Inc., Class A	21,503	$932,800
Pinnacle Foods, Inc.	24,818	1,648,412

		$2,581,212

Health Care Equipment & Supplies — 3.0%
Align Technology, Inc.(1)	2,983	$1,063,887
Danaher Corp.	11,868	1,217,419
Intuitive Surgical, Inc.(1)	1,812	920,840
Stryker Corp.	9,839	1,606,217

		$4,808,363

Health Care Providers & Services — 1.1%
UnitedHealth Group, Inc.	6,829	$1,729,239

		$1,729,239

Internet & Direct Marketing Retail — 12.1%
Amazon.com, Inc.(1)	8,000	$14,219,520
Booking Holdings, Inc.(1)	735	1,491,109
Netflix, Inc.(1)	11,304	3,814,535

		$19,525,164

Internet Software & Services — 18.5%
Alibaba Group Holding, Ltd. ADR(1)	5,638	$1,055,603
Alphabet, Inc., Class A(1)	4,500	5,522,490
Alphabet, Inc., Class C(1)	5,402	6,575,639
Facebook, Inc., Class A(1)	38,699	6,678,673
GoDaddy, Inc., Class A(1)	61,194	4,505,102
Okta, Inc.(1)	29,863	1,482,698
Twitter, Inc.(1)	131,089	4,177,806

		$29,998,011

IT Services — 4.2%
Fiserv, Inc.(1)	13,974	$1,054,757
Visa, Inc., Class A	42,000	5,743,080

		$6,797,837

Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	22,734	$1,501,353
Illumina, Inc.(1)	3,432	1,113,204

		$2,614,557

Media — 1.7%
Interpublic Group of Cos., Inc. (The)	39,322	$886,711
Walt Disney Co. (The)	16,897	1,918,823

		$2,805,534

Oil, Gas & Consumable Fuels — 2.4%
Devon Energy Corp.	40,020	$1,801,300
EOG Resources, Inc.	15,894	2,049,373

		$3,850,673

Security	Shares	Value
Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	11,555	$1,559,232

		$1,559,232

Pharmaceuticals — 2.4%
Eli Lilly & Co.	13,033	$1,287,791
Zoetis, Inc.	29,530	2,553,754

		$3,841,545

Road & Rail — 3.3%
J.B. Hunt Transport Services, Inc.	17,534	$2,102,327
Norfolk Southern Corp.	10,434	1,763,346
Union Pacific Corp.	10,178	1,525,580

		$5,391,253

Semiconductors & Semiconductor Equipment — 4.7%
Broadcom, Inc.	5,289	$1,172,942
Monolithic Power Systems, Inc.	32,100	4,259,028
Texas Instruments, Inc.	19,463	2,166,621

		$7,598,591

Software — 9.4%
Activision Blizzard, Inc.	22,246	$1,633,301
Adobe Systems, Inc.(1)	24,954	6,105,745
Proofpoint, Inc.(1)	7,763	885,370
SailPoint Technologies Holding, Inc.(1)	41,753	1,005,830
salesforce.com, inc.(1)	33,800	4,635,670
SecureWorks Corp., Class A(1)	73,075	936,821

		$15,202,737

Specialty Retail — 3.2%
Home Depot, Inc. (The)	9,189	$1,815,011
TJX Cos., Inc. (The)	19,216	1,868,948
Ulta Beauty, Inc.(1)	6,209	1,517,418

		$5,201,377

Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	17,520	$3,333,881
HP, Inc.	52,716	1,216,685

		$4,550,566

Textiles, Apparel & Luxury Goods — 2.0%
Lululemon Athletica, Inc.(1)	14,330	$1,718,884
NIKE, Inc., Class B	19,321	1,485,978

		$3,204,862

Trading Companies & Distributors — 1.5%
United Rentals, Inc.(1)	15,867	$2,361,010

		$2,361,010

Total Common Stocks (identified cost $76,887,517)		$160,982,342

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(2)	972,470	$972,470

Total Short-Term Investments (identified cost $972,504)		$972,470

Total Investments — 100.1% (identified cost $77,860,021)		$161,954,812

Other Assets, Less Liabilities — (0.1)%		$(93,201)

Net Assets — 100.0%		$161,861,611

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $12,654.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open derivative instruments at July 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$160,982,342	*	$—	$—	$160,982,342
Short-Term Investments	—		972,470	—	972,470
Total Investments	$160,982,342		$972,470	$—	$161,954,812

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi-Cap Growth Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 24, 2018